BASIS OF PRESENTATION - Retroactive application of reverse recapitalization (Details) - USD ($)	12 Months Ended
	Nov. 30, 2025	Feb. 28, 2026	Jul. 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Oct. 17, 2024	Feb. 29, 2024	Dec. 31, 2023
Basis of consolidation
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Eagle Energy
Basis of consolidation
Common stock, par value of Eagle Energy to additional paid-in capital	$ 9,131